Fair value of financial instruments	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, grants receivable, prepaid expenses and other current assets and accounts payable, all of which are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.